Trade and Other Payables - Summary of Trade and Other Current Payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Trade and other current payables [abstract]
Trade payables	¥ 4,361,810	$ 608,019	¥ 3,999,224
Bills payables	3,730,333	519,994	3,248,066
Other payables	348,856	48,629	402,516
Accrued expenses	216,674	30,203	226,745
Accrued staff costs	642,081	89,504	499,230
Refund liabilities	442,577	61,693	324,161
Dividend payable	44,005	6,134	30,899
Amount due to joint ventures (trade)	49,898	6,956	83,590
Amount due to joint ventures (non-trade)	4	1	0
Amount due to related parties (trade)	357,714	49,864	303,393
Amount due to related parties (non-trade)	36,772	5,126	36,083
Financial liabilities carried at amortized cost (Note 32, Note 35)	10,230,724	1,426,123	9,153,907
Deferred grants (Note 27)	0	0	8,064
Advance from customers	592	83	248
Other tax payable	62,435	8,703	65,105
Total trade and other payables	¥ 10,293,751	$ 1,434,909	¥ 9,227,324